Cover Page - shares	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-37946
Entity Registrant Name	Algonquin Power & Utilities Corp.
Entity Address, Address Line One	354 Davis Road
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 2X1
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	767,952,268	767,343,863	766,930,261	689,271,039
Entity Central Index Key	0001174169
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025